Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares
Profit/(Loss) before income tax	¥ (834)		¥ 70,554	¥ (33,740)
Tax expense/(benefit) at EIT tax rate of 25%	(209)		17,639	(8,435)
Tax effect of preferential tax rates granted to PRC entities	(953)		(1,881)	(128)
Effect of different tax rates applicable to different subsidiaries of the Group	(2,379)		6,666	(699)
Changes in valuation allowance	3,142		(7,578)	16,154
Income not subject to tax	(54)		(895)	(59)
Expenses not deductible for tax purposes	8,209		1,955	5,608
Research and development tax credit	(7,415)		(15,906)	(12,442)
Others	(206)		0	0
Income tax expense	135	$ 18	0	0
The aggregate amount and per share effect of the preferential tax rates are as follows:	¥ (953)		¥ (1,881)	¥ (128)
Ordinary shareholders – basic | ¥ / shares	¥ 0		¥ 0	¥ 0
Ordinary shareholders – diluted | ¥ / shares	¥ 0		¥ 0	¥ 0